Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following (in thousands, except year data):

	Estimated	As of
	Useful Lives (Years)	October 1, 2023	December 31, 2022
Developed software	5	$6,559	$5,054
Manufacturing equipment	3	131	102
Furniture and equipment	3	90	90
Leasehold improvements	5	708	708

Total property and equipment		7,488	5,954
Less: accumulated depreciation and amortization		(3,303)	(2,478)

Total property and equipment, net		$4,185	$3,476

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2022	2021
Developed software	$5,054	$3,540
Manufacturing equipment.	102	70
Furniture & equipment	90	—
Leasehold improvements	708	—

Total property and equipment	5,954	3,610
Less accumulated depreciation and amortization	(2,478)	(1,852)

Total property and equipment, net	$3,476	$1,758